United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03541
Asset Management Fund
(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500, Miami, FL 33131
(Address of principal executive offices)	(Zip code)

Beacon Hill Fund Services, Inc., 4041 North High Street, Suite 402, Columbus, Ohio 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 247-9780

Date of fiscal year end:  10/31

Date of reporting period:  4/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Managed By:
Shay Assets Management, Inc.

SEMI-ANNUAL REPORT
April 30, 2014

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
April 30, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	93.2%
1 Mo. London Interbank Offering Rate (LIBOR)	1.0%
Freddie Mac
0.82%		8/15/37	$2,389,964	$2,422,121
1 Yr. Constant Maturity Treasury Based ARMS	27.7%
Fannie Mae
2.49%		7/1/28	1,457,284	1,526,065
2.05%		8/1/29	1,037,036	1,068,866
2.30%		3/1/30	173,657	181,057
2.34%		5/1/33	586,153	616,661
2.47%		9/1/33	1,916,586	2,002,942
2.30%		1/1/35	4,731,100	4,990,356
2.37%		1/1/35	3,791,437	4,010,394
2.28%		9/1/38	6,788,277	7,238,000
Fannie Mae Grantor Trust
3.54%		5/25/42	6,492,637	6,888,233
2.81%		8/25/43	7,875,143	8,119,351
Fannie Mae Whole Loan
3.06%		8/25/42	7,224,083	7,491,699
3.74%		8/25/42	3,084,291	3,313,180
2.68%		4/25/45	12,265,328	13,063,456
Freddie Mac
2.27%		10/1/22	331,723	340,249
2.28%		9/1/27	689,593	711,385
2.23%		9/1/28	5,138,147	5,331,475
2.26%		9/1/30	349,457	357,881
2.38%		7/1/31	2,367,783	2,442,864
				69,694,114
12 Mo. London Interbank Offering Rate (LIBOR)	45.9%
Fannie Mae
2.41%		9/1/36	10,120,020	10,758,391
2.46%		6/1/37	15,610,012	16,587,948
2.39%		8/1/37	23,651,742	25,230,732
2.22%		9/1/37	6,194,738	6,560,859
2.41%		10/1/37	3,343,992	3,560,308
2.44%		7/1/38	7,664,985	8,160,817
2.30%		9/1/38	20,217,348	21,513,077
4.20%		5/1/39	9,593,789	10,308,900
Freddie Mac
2.40%		5/1/39	12,153,445	12,939,627
				115,620,659
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.25%		6/1/21	476,480	479,275
1.72%		12/1/24	991,638	1,014,063
Freddie Mac
1.94%		1/1/26	484,342	498,482
				1,991,820
6 Mo. London Interbank Offering Rate (LIBOR)	5.7%
Fannie Mae
1.66%		9/1/27	2,163,952	2,217,965
1.61%		3/1/28	1,800,136	1,842,137
2.13%		6/1/28	276,872	289,126
1.49%		9/1/33	739,613	751,008

See notes to financial statements.

1

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
1.61%		11/1/33	$674,253	$687,190
1.64%		11/1/33	1,540,345	1,578,039
1.91%		10/1/34	4,937,146	5,186,654
Freddie Mac
2.51%		9/1/30	1,793,594	1,922,815
				14,474,934
Cost of Funds Index Based ARMS	9.9%
Fannie Mae
3.10%		2/1/28	8,301,504	8,697,804
2.03%		8/1/33	5,152,213	5,313,251
2.95%		11/1/36	5,604,945	5,996,817
2.02%		6/1/38	4,863,370	5,015,662
				25,023,534
SBA Pool Floaters	2.2%
Small Business Administration Pool
3.36%		10/25/38	4,924,759	5,645,468
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				234,872,650
FIXED RATE MORTGAGE-RELATED SECURITIES	4.5%
Collateralized Mortgage Obligations	4.5%
Fannie Mae
5.00%		2/25/18	1,602,850	1,690,456
4.00%		10/25/23	681,504	699,965
5.00%		3/25/24	2,321,938	2,499,850
Freddie Mac
4.00%		6/15/36	6,263,776	6,496,187
				11,386,458
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				11,386,458

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*	0.0%
Northern Institutional Treasury Portfolio, 0.01%			827	$827
TOTAL INVESTMENT COMPANIES				827

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	2.2%
Bank of America, 0.04%, (Agreement dated 4/30/14 to be repurchased at $5,397,006 on 5/1/14 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.00%, with a value of $5,504,940, due at 4/20/44)			$5,397,000	$5,397,000
TOTAL REPURCHASE AGREEMENTS				5,397,000
TOTAL INVESTMENTS
(Cost $246,755,691)	99.9%			251,656,935
NET OTHER ASSETS (LIABILITIES)	0.1%			311,574
NET ASSETS	100.0%			$251,968,509

* The interest rates presented are the rates in effect at April 30, 2014.

See notes to financial statements.

2

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF INVESTMENTS
April 30, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	96.9%
1 Mo. London Interbank Offering Rate (LIBOR)	3.2%
Fannie Mae Grantor Trust
0.30%		4/25/35	$226,550	$225,079
1 Yr. Constant Maturity Treasury Based ARMS	32.2%
Fannie Mae
2.28%		10/1/28	95,917	100,181
2.64%		12/1/30	314,439	331,845
2.26%		7/1/33	383,243	397,402
Freddie Mac
2.37%		11/1/28	83,226	87,226
2.87%		1/1/29	422,340	447,614
2.29%		7/1/30	261,089	271,207
2.35%		9/1/30	53,656	56,498
2.51%		8/1/31	596,251	622,460
				2,314,433
12 Mo. London Interbank Offering Rate (LIBOR)	50.0%
Fannie Mae
2.39%		8/1/37	1,217,045	1,298,294
2.22%		9/1/37	444,151	470,401
2.41%		10/1/37	856,202	911,588
2.30%		9/1/38	808,780	860,615
4.20%		5/1/39	45,884	49,305
				3,590,203
6 Mo. London Interbank Offering Rate (LIBOR)	11.5%
Fannie Mae
1.91%		10/1/34	786,448	826,193
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				6,955,908

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*	2.8%
Northern Institutional Treasury Portfolio, 0.01%			201,334	$201,334
TOTAL INVESTMENT COMPANIES				201,334
TOTAL INVESTMENTS
(Cost $7,074,802)	99.7%			7,157,242
OTHER NET ASSETS (LIABILITIES)	0.3%			24,492
NET ASSETS	100.0%			$7,181,734

* The interest rates presented are the rates in effect at April 30, 2014.

See notes to financial statements.

3

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	81.3%
1 Mo. London Interbank Offering Rate (LIBOR)	2.8%
Fannie Mae Grantor Trust 0.30%		4/25/35	$420,735	$418,003
1 Yr. Constant Maturity Treasury Based ARMS	28.4%
Fannie Mae
2.56%		5/1/31	436,780	460,503
2.37%		1/1/35	324,274	343,001
Fannie Mae Grantor Trust
3.54%		5/25/42	724,301	768,432
2.81%		8/25/43	1,537,874	1,585,564
Freddie Mac
2.35%		3/1/27	214,827	223,373
2.51%		8/1/31	869,635	907,861
				4,288,734
12 Mo. London Interbank Offering Rate (LIBOR)	50.1%
Fannie Mae
2.41%		9/1/36	470,699	500,390
2.22%		9/1/37	888,302	940,802
2.41%		10/1/37	1,455,544	1,549,700
2.30%		9/1/38	1,449,064	1,541,935
4.20%		5/1/39	344,133	369,784
Freddie Mac
2.40%		5/1/39	2,496,668	2,658,173
				7,560,784
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				12,267,521
FIXED RATE MORTGAGE-RELATED SECURITIES	16.1%
10 Yr. Securities	7.9%
Fannie Mae
3.50%		7/1/21	1,119,680	1,184,976
15 Yr. Securities	0.0%
Freddie Mac
8.00%		12/17/15	4,835	5,071
30 Yr. Securities	8.2%
Government National Mortgage Association
3.50%		9/15/42	1,205,620	1,242,260
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				2,432,307

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	2.4%
Northern Institutional Treasury Portfolio, 0.01%		366,314	$366,314
TOTAL INVESTMENT COMPANIES			366,314
TOTAL INVESTMENTS
(Cost $14,985,288)	99.8%		15,066,142
NET OTHER ASSETS (LIABILITIES)	0.2%		35,902
NET ASSETS	100.0%		$15,102,044

*	The interest rates presented are the rates in effect at April 30, 2014.

See notes to financial statements.

4

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	32.1%
1 Yr. Constant Maturity Treasury Based ARMS	6.2%
Fannie Mae
2.53%		7/1/37	$1,391,255	$1,490,847
12 Mo. London Interbank Offering Rate (LIBOR)	25.9%
Fannie Mae
2.22%		9/1/37	4,441,510	4,704,012
2.30%		9/1/38	1,112,072	1,183,345
4.20%		5/1/39	344,133	369,784
				6,257,141
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				7,747,988
FIXED RATE MORTGAGE-RELATED SECURITIES	49.9%
10 Yr. Securities	3.9%
Fannie Mae
3.50%		7/1/21	895,744	947,981
15 Yr. Securities	3.1%
Fannie Mae
7.00%		3/1/15	3,592	3,648
7.00%		3/1/15	5,485	5,547
7.50%		11/1/15	11,559	11,860
6.50%		1/1/16	6,381	6,575
6.00%		6/1/16	50,192	52,219
6.00%		7/1/17	41,080	43,538
6.00%		7/1/17	67,562	71,421
2.50%		2/1/26	445,410	448,601
Freddie Mac
6.00%		6/1/17	88,161	93,178
				736,587
30 Yr. Securities	19.3%
Freddie Mac
3.50%		11/1/41	2,045,635	2,077,408
3.00%		8/1/42	85,644	83,484
Government National Mortgage Association
3.50%		8/15/42	2,424,854	2,498,546
				4,659,438
Collateralized Mortgage Obligations	23.6%
Fannie Mae
4.00%		10/25/32	144,433	146,949
Freddie Mac
5.50%		9/15/33	5,113,752	5,539,758
				5,686,707
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				12,030,713
U.S. GOVERNMENT OBLIGATIONS	10.4%
U.S. Treasury Note
0.25%		11/30/15	2,500,000	2,499,902
TOTAL U.S. GOVERNMENT OBLIGATIONS				2,499,902

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES*	0.0%
Northern Institutional Treasury Portfolio, 0.01%			934	$934
TOTAL INVESTMENT COMPANIES				934

See notes to financial statements.

5

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (concluded) SCHEDULE OF INVESTMENTS
April 30, 2014 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	7.6%
Bank of America, 0.04%, (Agreement dated 4/30/14
to be repurchased at $1,832,002 on 5/1/14
Collateralized by Fixed Rate U.S. Government
Mortgage-Backed Securities, 4.00%, with a
value of $1,868,641, due at 4/20/44)		$1,832,000	$1,832,000
TOTAL REPURCHASE AGREEMENTS			1,832,000
TOTAL INVESTMENTS
(Cost $24,216,932)	100.0%		24,111,537
NET OTHER ASSETS (LIABILITIES)	0.0%		7,013
NET ASSETS	100.0%		$24,118,550

*	The interest rates presented are the rates in effect at April 30, 2014.

See notes to financial statements.

6

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.5%
Aerospace & Defense	4.0%
United Technologies Corp.		21,000	$2,484,930
Air Freight & Logistics	3.5%
United Parcel Service, Inc.		21,900	2,157,150
Beverages	9.0%
Coca-Cola Co.		70,000	2,855,300
PepsiCo, Inc.		31,200	2,679,768
			5,535,068
Chemicals	4.3%
Du Pont (E.I.) De Nemours		25,000	1,683,000
Praxair, Inc.		7,500	979,125
			2,662,125
Commercial Banks	4.4%
Wells Fargo & Co.		55,000	2,730,200
Diversified Financial Services	3.5%
American Express Co.		25,000	2,185,750
Electrical Equipment	3.5%
Emerson Electric Co.		31,200	2,127,216
Energy Equipment & Services	2.6%
Schlumberger Ltd		15,600	1,584,180
Food & Staples Retailing	4.0%
Wal-Mart Stores, Inc.		31,200	2,486,952
Food Products	2.7%
General Mills, Inc.		31,200	1,654,224
Health Care Equipment & Supplies	2.9%
Becton, Dickinson & Co.		15,600	1,763,268
Hotels, Restaurants & Leisure	4.1%
McDonald’s Corp.		25,000	2,534,500
Household Products	3.4%
Procter & Gamble		25,000	2,063,750
Industrial Conglomerates	7.9%
3M Company		15,600	2,169,804
General Electric Co.		100,000	2,689,000
			4,858,804
Insurance	4.7%
Berkshire Hathaway, Inc. (Class A)(a)		15	2,899,125
IT Services	6.2%
Automatic Data Processing		15,600	1,216,176
International Business Machines Corp.		13,100	2,573,757
			3,789,933
Media	3.9%
The Walt Disney Company		30,000	2,380,200
Oil & Gas Consumable Fuels	8.2%
Chevron Corp.		20,000	2,510,400
Exxon Mobil Corp.		25,000	2,560,250
			5,070,650

See notes to financial statements.

7

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND (concluded) SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	6.4%
Abbott Laboratories		31,200	$1,208,688
Johnson & Johnson		27,000	2,734,830
			3,943,518
Software	3.9%
Microsoft Corp.		60,000	2,424,000

Specialty Retail	2.4%
TJX Companies		25,000	1,454,500
TOTAL COMMON STOCKS			58,790,043
INVESTMENT COMPANIES*	4.4%
Northern Institutional Treasury Portfolio, 0.01%		2,708,216	2,708,216
TOTAL INVESTMENT COMPANIES			2,708,216
TOTAL INVESTMENTS
(Cost $34,442,546)	99.9%		61,498,259
NET OTHER ASSETS (LIABILITIES)	0.1%		71,752
NET ASSETS	100.0%		$61,570,011

(a)	Non-income producing security.
*	The interest rate presented is the rate in effect at April 30, 2014.

See notes to financial statements.

8

ASSET MANAGEMENT FUND STATEMENTS OF ASSETS & LIABILITIES April 30, 2014 (Unaudited)

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	Large Cap Equity Fund
Assets
Investments, at cost	$241,358,691	$7,074,802	$14,985,288	$22,384,932	$34,442,546
Investments, at value	$246,259,935	$7,157,242	$15,066,142	$22,279,537	$61,498,259
Repurchase agreements, cost equals fair value	5,397,000	—	—	1,832,000	—
Receivable for dividends and interest	570,521	15,620	38,389	59,207	41,520
Receivable for investments sold	214,874	16,896	21,353	—	191,688
Receivable for capital shares sold	—	—	—	—	2,150
Prepaid and other assets	54,270	4,815	7,366	8,747	25,709
Receivable from Adviser / Distributor	62,519	1,771	3,132	5,126	4,432
Total Assets	252,559,119	7,196,344	15,136,382	24,184,617	61,763,758
Liabilities
Income distribution payable	$254,634	$5,205	$16,568	$38,180	$—
Investment advisory fees payable	93,779	2,657	3,102	6,932	32,511
Administration fees payable	37,732	1,057	2,681	3,556	5,493
Distribution fees payable	52,099	1,476	1,861	2,971	11,080
Capital shares redeemed payable	18,973	—	55	520	101,953
Accrued expenses and other payable	133,393	4,215	10,071	13,908	42,710
Total Liabilities	590,610	14,610	34,338	66,067	193,747
Net Assets	$251,968,509	$7,181,734	$15,102,044	$24,118,550	$61,570,011
Class I
Net assets	$251,968,509	$7,181,734	$15,102,044	$24,118,550	$—
Share of common stock outstanding	34,304,168	1,390,818	1,665,518	5,535,392	—
Net asset value per share	$7.35	$5.16	$9.07	$4.36	$—
Class AMF
Net assets	$—	$—	$—	$—	$54,732,413
Share of common stock outstanding	—	—	—	—	4,928,635
Net asset value per share	$—	$—	$—	$—	$11.10
Class H
Net assets	$—	$—	$—	$—	$6,837,598
Share of common stock outstanding	—	—	—	—	615,937
Net asset value per share	$—	$—	$—	$—	$11.10
Net Assets
Paid in capital	$572,345,626	$33,851,561	$22,712,530	$75,491,441	$15,236,572
Accumulated net investment income (loss)	(445,943)	(16,416)	(44,383)	(96,521)	(27,707)
Accumulated net realized gains (losses)	(324,832,418)	(26,735,851)	(7,646,957)	(51,170,975)	19,305,433
Unrealized appreciation (depreciation) on investments	4,901,244	82,440	80,854	(105,395)	27,055,713
Net assets	$251,968,509	$7,181,734	$15,102,044	$24,118,550	$61,570,011

See notes to financial statements.

9

ASSET MANAGEMENT FUND STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2014 (Unaudited)

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$2,546,068	$52,433	$165,392	$239,327	$—
Dividend income	—	29	15	13	1,074,223
Total investment income	2,546,068	52,462	165,407	239,340	1,074,223
Operating expenses:
Investment advisory	584,265	15,955	22,881	41,943	284,236
Distribution — Class AMF Shares	—	—	—	—	101,952
Distribution — Class I Shares	324,590	8,864	13,729	17,976	—
Administration	210,455	5,742	15,182	19,421	66,779
Legal	68,227	1,857	4,927	6,284	21,824
Registration	10,661	5,578	5,826	6,695	17,604
Trustees	37,155	998	2,674	3,393	11,640
Other	218,369	6,044	15,967	20,108	73,535
Total expenses before fee reductions	1,453,722	45,038	81,186	115,820	577,570
Fees reduced by waivers/reimbursements	(389,510)	(10,636)	(12,544)	(25,942)	(40,781)
Net expenses	1,064,212	34,402	68,642	89,878	536,789
Net investment income	1,481,856	18,060	96,765	149,462	537,434
REALIZED AND UNREALIZED GAINS (LOSSES)
FROM INVESTMENT ACTIVITIES:
Realized gains (losses) from investment transactions	24,128	—	(13,041)	30,715	19,305,439
Change in unrealized appreciation (depreciation) on investments	(522,639)	(4,780)	(68,660)	(98,156)	(13,738,938)
Net realized and unrealized gains (losses) from investment activities	(498,511)	(4,780)	(81,701)	(67,441)	5,566,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$983,345	$13,280	$15,064	$82,021	$6,103,935

See notes to financial statements.

10

ASSET MANAGEMENT FUND STATEMENTS OF CHANGES IN NET ASSETS

	Ultra Short Mortgage Fund		Ultra Short Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$1,481,856	$3,113,417	$18,060	$38,877
Net realized gains (losses) from investment transactions	24,128	4,699,577	—	165,686
Change in unrealized appreciation (depreciation) on investments	(522,639)	(2,896,853)	(4,780)	(48,837)
Change in net assets resulting from operations	983,345	4,916,141	13,280	155,726
Dividends paid to stockholders:
From net investment income	(1,905,617)	(5,422,747)	(33,171)	(69,537)
Total dividends paid to stockholders	(1,905,617)	(5,422,747)	(33,171)	(69,537)
Capital Transactions:
Proceeds from sale of shares	1,625,550	15,300,491	80,178	—
Value of shares issued to stockholders in reinvestment of dividends	284,661	709,751	1,199	2,300
Value of shares redeemed	(23,881,404)	(135,031,316)	(48,400)	(15,559)
Change in net assets from capital transactions	(21,971,193)	(119,021,074)	32,977	(13,259)
Change in net assets	(22,893,465)	(119,527,680)	13,086	72,930
Net Assets:
Beginning of period	274,861,974	394,389,654	7,168,648	7,095,718
End of period	$251,968,509	$274,861,974	$7,181,734	$7,168,648
Accumulated undistributed net investment
(losses) (distributions in excess of income)	$(445,943)	$(22,182)	$(16,416)	$(1,305)

See notes to financial statements.

11

ASSET MANAGEMENT FUND STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Short U.S. Government Fund		Intermediate Mortgage Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$96,765	$203,827	$149,462	$299,174
Net realized gains (losses) from investment transactions	(13,041)	126,085	30,715	(62,466)
Change in unrealized appreciation (depreciation) on investments	(68,660)	(358,205)	(98,156)	(645,605)
Change in net assets resulting from operations	15,064	(28,293)	82,021	(408,897)
Dividends paid to stockholders:
From net investment income	(136,090)	(370,485)	(243,831)	(394,777)
Total dividends paid to stockholders	(136,090)	(370,485)	(243,831)	(394,777)
Capital Transactions:
Proceeds from sale of shares	9,983	24,376	—	16
Value of shares issued to stockholders in reinvestment of dividends	17,400	35,765	831	1,356
Value of shares redeemed	(4,873,458)	(3,199,350)	(50,266)	(469,498)
Change in net assets from capital transactions	(4,846,075)	(3,139,209)	(49,435)	(468,126)
Change in net assets	(4,967,101)	(3,537,987)	(211,245)	(1,271,800)
Net Assets:
Beginning of period	20,069,145	23,607,132	24,329,795	25,601,595
End of period	$15,102,044	$20,069,145	$24,118,550	$24,329,795
Accumulated undistributed net investment
(losses) (distributions in excess of income)	$(44,383)	$(5,058)	$(96,521)	$(2,152)

See notes to financial statements.

12

ASSET MANAGEMENT FUND STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$537,434	$1,010,507
Net realized gains from investment transactions	19,305,439	6,407,124
Change in unrealized appreciation (depreciation) on investments	(13,738,938)	11,728,080
Change in net assets resulting from operations	6,103,935	19,145,711
Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(513,874)	(988,675)
Class H Stockholders	(51,266)	(63,311)
From net realized gains:
Class AMF Shares	(5,989,997)	(2,724,584)
Class H Shares	(385,802)	(146,445)
Total dividends paid to stockholders	(6,940,939)	(3,923,015)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	512,655	1,976,728
Value of shares issued to stockholders in reinvestment of dividends	5,183,889	2,763,030
Cost of shares repurchased	(3,785,762)	(11,956,198)
Cost of in-kind shares repurchased	(35,872,025)	—
Class H Shares:
Proceeds from sale of shares	1,403,679	649,634
Value of shares issued to stockholders in reinvestment of dividends	437,068	209,756
Cost of shares repurchased	(789,074)	(335,019)
Change in net assets from capital transactions	(32,909,570)	(6,692,069)
Change in net assets	(33,746,574)	8,530,627
Net Assets:
Beginning of period	95,316,585	86,785,958
End of period	$61,570,011	$95,316,585
Accumulated net investment (losses)	$(27,707)	$(1)

See notes to financial statements.

13

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2014		Year Ended October 31,
	(Unaudited)		2013		2012	2011	2010	2009
Net asset value, beginning of period	$7.37		$7.36		$7.39	$7.50	$7.33	$7.72
Income (Loss) from investment operations:
Net investment income	0.0412		0.0626		0.0906	0.1166	0.2054	0.3058
Net realized and unrealized gains (losses) from investments	(0.0076)		0.0725		0.0163	(0.0457)	0.2082	(0.3855)
Total from investment operations	0.0336		0.1351		0.1069	0.0709	0.4136	(0.0797)
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0536)		(0.1251)		(0.1369)	(0.1809)	(0.2436)	(0.3109)
Change in net asset value	(0.02)		0.01		(0.03)	(0.11)	0.17	(0.39)
Net asset value, end of period	$7.35		$7.37		$7.36	$7.39	$7.50	$7.33
Total return	0.46%	(a)	1.86%	*	1.46%	0.97%	5.75%	(0.88)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$251,969		$274,862		$394,390	$436,485	$682,115	$891,744
Ratio of net expenses to average net assets	0.82%	(b)	0.79%		0.73%	0.67%	0.57%	0.60%
Ratio of net investment income to average net assets	1.15%	(b)	0.99%		1.26%	1.71%	2.88%	4.24%
Ratio of gross expenses to average net assets**	1.12%	(b)	1.12%		1.05%	0.97%	0.87%	0.90%
Portfolio turnover rate	3%	(a)	30%		77%	57%	74%	56%
*
During the fiscal year ended October 31, 2013, the Ultra Short Mortgage Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.20)%.

**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

14

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2014		Year Ended October 31,
	(Unaudited)		2013		2012	2011	2010	2009
Net asset value, beginning of period	$5.18		$5.12		$5.09	$5.16	$5.59	$6.86
Income (Loss) from investment operations:
Net investment income	0.0131		0.0280		0.0459	0.0458	0.2737	0.4179
Net realized and unrealized gains (losses) from investments	(0.0091)		0.0822		0.0442	(0.0409)	(0.3939)	(1.2717)
Total from investment operations	0.0040		0.1102		0.0901	0.0049	(0.1202)	(0.8538)
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0240)		(0.0502)		(0.0601)	(0.0749)	(0.3098)	(0.4162)
Change in net asset value	(0.02)		0.06		0.03	(0.07)	(0.43)	(1.27)
Net asset value, end of period	$5.16		$5.18		$5.12	$5.09	$5.16	$5.59
Total return	(0.12)%	(a)	2.37%	*	1.78%	0.10%	(2.25)%	(12.45)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$7,182		$7,169		$7,096	$7,094	$14,396	$21,115
Ratio of net expenses to average net assets	0.97%	(b)	0.93%		0.89%	0.79%	0.63%	0.67%
Ratio of net investment income to average net assets	0.51%	(b)	0.56%		0.90%	1.06%	5.23%	7.07%
Ratio of gross expenses to average net assets**	1.27%	(b)	1.27%		1.21%	1.09%	0.93%	0.97%
Portfolio turnover rate	6%	(a)	25%		111%	83%	66%	10%
*
During the fiscal year ended October 31, 2013, the Ultra Short Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.98)%.

**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

15

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2014		Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.12		$9.29	$9.30	$9.45	$9.49	$9.28
Income (Loss) from investment operations:
Net investment income	0.0427		0.0803	0.1377	0.1592	0.2236	0.3548
Net realized and unrealized gains (losses) from investments	(0.0257)		(0.0939)	0.0377	(0.1204)	(0.0115)	0.2069
Total from investment operations	0.0170		(0.0136)	0.1754	0.0388	0.2121	0.5617
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0671)		(0.1564)	(0.1854)	(0.1888)	(0.2521)	(0.3517)
Change in net asset value	(0.05)		(0.17)	(0.01)	(0.15)	(0.04)	0.21
Net asset value, end of period	$9.07		$9.12	$9.29	$9.30	$9.45	$9.49
Total return	0.19%	(a)	0.14% *	1.91%	0.43%	2.28%	6.17%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$15,102		$20,069	$23,607	$24,738	$26,006	$36,630
Ratio of net expenses to average net assets	0.75%	(b)	0.75%	0.75%	0.73%	0.63%	0.59%
Ratio of net investment income to average net assets	1.06%	(b)	0.95%	1.48%	1.71%	2.44%	3.92%
Ratio of gross expenses to average net assets**	0.89%	(b)	0.84%	0.78%	0.73%	0.63%	0.62%
Portfolio turnover rate	11%	(a)	43%	44%	114%	44%	59%
*
During the fiscal year ended October 31, 2013, the Short U.S. Government Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.47)%.

**	During the periods shown, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

16

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2014		Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$4.39		$4.53	$4.46	$4.52	$5.00	$6.39
Income (Loss) from investment operations:
Net investment income	0.0270		0.0534	0.0794	0.0895	0.3162	0.4028
Net realized and unrealized gains (losses) from investments	(0.0130)		(0.1228)	0.0853	(0.0418)	(0.4711)	(1.3925)
Total from investment operations	0.0140		(0.0694)	0.1647	0.0477	(0.1549)	(0.9897)
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0440)		(0.0706)	(0.0947)	(0.1077)	(0.3251)	(0.4003)
Change in net asset value	(0.03)		(0.14)	0.07	(0.06)	(0.48)	(1.39)
Net asset value, end of period	$4.36		$4.39	$4.53	$4.46	$4.52	$5.00
Total return	0.10%	(a)	(1.31)% *	3.72%	1.09%	(3.27)%	(15.65)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$24,119		$24,330	$25,602	$25,605	$29,587	$41,109
Ratio of net expenses to average net assets	0.75%	(b)	0.75%	0.75%	0.72%	0.57%	0.70%
Ratio of net investment income to average net assets	1.26%	(b)	1.22%	1.77%	2.03%	6.76%	7.41%
Ratio of gross expenses to average net assets**	0.97%	(b)	0.94%	0.89%	0.82%	0.67%	0.80%
Portfolio turnover rate	7%	(a)	77%	72%	174%	115%	32%
*
During the fiscal year ended October 31, 2013, the Intermediate Mortgage Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (2.65)%.

**	During the periods shown, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

17

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS AMF SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2014		Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.10		$9.41	$8.53	$7.95	$7.11	$6.89
Income from operations:
Net investment income	0.08		0.11	0.12	0.11	0.09	0.09
Net realized and unrealized gains (losses) from investments	0.75		2.02	1.07	0.58	0.85	0.37
Total from investment operations	0.83		2.13	1.19	0.69	0.94	0.46
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.08)		(0.12)	(0.12)	(0.11)	(0.10)	(0.10)
From net realized gains on investments	(0.75)		(0.32)	(0.19)	—	—	(0.14)
Total distributions	(0.83)		(0.44)	(0.31)	(0.11)	(0.10)	(0.24)
Change in net asset value	0.00		1.69	0.88	0.58	0.84	0.22
Net asset value, end of period	$11.10		$11.10	$9.41	$8.53	$7.95	$7.11
Total return	7.73%	(a)	23.55%	14.16%	8.66%	13.35%	7.16%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$54,732		$89,562	$82,373	$76,905	$88,368	$76,669
Ratio of net expenses to average net assets	1.24%	(b)	1.22%	1.20%	1.14%	1.04%	1.24%
Ratio of net investment income to average net assets	1.23%	(b)	1.11%	1.25%	1.25%	1.23%	1.39%
Ratio of gross expenses to average net assets*	1.34%	(b)	1.32%	1.30%	1.24%	1.15%	1.45%
Portfolio turnover rate	4%	(a)	5%	8%	7%	14%	14%
*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

18

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS H SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months						Period
	Ended						Ended
	April 30, 2014		Year Ended October 31,				October 31,
	(Unaudited)		2013	2012	2011	2010	2009(a)
Net asset value, beginning of period	$11.10		$9.41	$8.53	$7.95	$7.11	$5.52
Income from operations:
Net investment income	0.07		0.13	0.13	0.12	0.11	0.07
Net realized and unrealized gains (losses) from investments	0.77		2.01	1.07	0.58	0.85	1.59
Total from investment operations	0.84		2.14	1.20	0.70	0.96	1.66
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.09)		(0.13)	(0.13)	(0.12)	(0.12)	(0.07)
From net realized gains on investments	(0.75)		(0.32)	(0.19)	—	—	—
Total distributions	(0.84)		(0.45)	(0.32)	(0.12)	(0.12)	(0.07)
Change in net asset value	0.00		1.69	0.88	0.58	0.84	1.59
Net asset value, end of period	$11.10		$11.10	$9.41	$8.53	$7.95	$7.11
Total return	7.84%	(b)	23.74%	14.33%	8.83%	13.59%	32.22%	(b)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$6,838		$5,755	$4,413	$3,440	$2,937	$2,584
Ratio of net expenses to average net assets	1.09%	(c)	1.07%	1.05%	0.99%	0.85%	0.90%	(c)
Ratio of net investment income to average net assets	1.18%	(c)	1.24%	1.39%	1.39%	1.41%	1.56%	(c)
Ratio of gross expenses to average net assets*	1.09%	(c)	1.07%	1.05%	0.99%	0.90%	1.05%	(c)
Portfolio turnover rate	4%	(b)	5%	8%	7%	14%	14%	(d)
*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period February 20, 2009 (commencement of operations) through October 31, 2009.
(b)	Not annualized.
(c)	Annualized.
(d)	The portfolio turnover rate represents the full year period of November 1, 2008 through October 31, 2009.

See notes to financial statements.

19

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited)

     Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of April 30, 2014, the Trust is authorized to issue an unlimited number of shares in five separate series: the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The U.S. Government Mortgage Fund liquidated on January 17, 2014.

     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●     Level 1 — quoted prices in active markets for identical assets

●     Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●     Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

     The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

     The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Funds’ Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Funds’ Pricing Committee to fair value the security or securities.

     Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or

20

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2014 (Unaudited)

depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

     Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

     While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2014:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	$—	$246,259,108	$—	$246,259,108
Repurchase Agreements	—	5,397,000	—	5,397,000
Investment Companies	827	—	—	827
Total Investments				251,656,935
Ultra Short Fund
U.S. Government Agency Mortgages	—	6,955,908	—	6,955,908
Investment Companies	201,334	—	—	201,334
Total Investments				7,157,242
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	14,699,828	—	14,699,828
Investment Companies	366,314	—	—	366,314
Total Investments				15,066,142
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	22,278,603	—	22,278,603
Repurchase Agreements	—	1,832,000	—	1,832,000
Investment Companies	934	—	—	934
Total Investments				24,111,537
Large Cap Equity Fund
Common Stocks	58,790,043	—	—	58,790,043
Investment Companies	2,708,216	—	—	2,708,216
Total Investments				$61,498,259

     As of April 30, 2014, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of April 30, 2014, based on levels assigned to securities as of October 31, 2013.

REPURCHASE AGREEMENTS

     With the exception of the Ultra Short Fund and Large Cap Equity Fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

     Each Fund may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery

21

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2014 (Unaudited)

basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the Funds as of April 30, 2014.

DIVIDENDS TO SHAREHOLDERS

     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund and Intermediate Mortgage Fund:

     Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

     Large Cap Equity Fund:

     Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

     For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

     No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

     Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

     Shay Assets Management, Inc. “SAMI” serves the Trust as investment adviser (the “Adviser”). Sean Kelleher is the current President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. “SISI”. SISI is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board and President of Shay Financial Services, Inc. “SFSI”, also a wholly-owned subsidiary of SISI.

     As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

     The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2014.

     The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2014.

     The investment advisory fee rate for the Short U.S. Government Fund is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

     The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily

22

ASSET MANAGEMENT FUND NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2014 (Unaudited)

waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2014.

     The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

     The Adviser has contractually agreed to reduce its advisory fees charged to the Short U.S. Government Fund and the Intermediate Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75% through February 28, 2015. As a result of the contractual expense limit, the Adviser reduced its adviser fees charged for the Short U.S Government Fund and the Intermediate Mortgage Fund for the following amounts; $12,544 and $13,958, respectively, for the period ended April 30, 2014.

     SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board of and the President of SFSI.

     As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

     The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2014.

     The distribution fee rate for the Short U.S. Government Fund is based upon an annual percentage of the average daily net assets of the funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion.

     The distribution fee rate for the Intermediate Mortgage Fund is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

     The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2014. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

     The Northern Trust Company (“Northern Trust”) and the Trust have entered into a Custody Agreement, Fund Administration and Accounting Services Agreement, and Transfer Agency Service Agreement (collectively the “Services Agreements”). As compensation for its services under the Service Agreements, the Trust has agreed to pay Northern Trust an annual fee of $646,000 for the aggregate services, plus out-of-pocket expenses exceeding $200,000.

     The Trust has entered into a Compliance Services Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”). Pursuant to the terms of the Compliance Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief compliance officer. The chief compliance officer is responsible for administering the Trust’s compliance policies and procedures and, at least annually, reviewing, the compliance policies and procedures of the Trust and the Trust’s service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services to each Fund rendered by Beacon Hill under the Compliance Services Agreement, the Trust pays Beacon Hill an annual fee of $115,000, plus reasonable out-of-pocket expenses.

     The Trust has entered into a Financial Services Agreement with Beacon Hill. Pursuant to the terms of the Financial Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief financial officer. The chief financial officer is responsible for administering the Trust’s accounting policies and procedures. As compensation for the services to each Fund rendered by Beacon Hill under the Financial Services Agreement, the Trust has agreed to pay Beacon Hill an annual fee of $90,000 plus reasonable out-of-pocket expenses.

     The Trust has entered into an agreement with Beacon Hill to provide governance and regulatory oversight services to the Trust. Under the terms of this agreement, Beacon Hill performs and coordinates fund governance and regulatory oversight activities of the Trust, including but not limited to, monitoring activities of its third party service providers, coordinating and filing amendments to the Trust’s registration statement and financial filings, preparing and distributing material for board meetings and maintaining all books and records as required by the federal securities laws. As compensation for its services under the agreement, the Trust pays Beacon Hill a fee at an annual rate of 0.02% of the average daily assets of the Trust for the first $1 billion and 0.015% of the average daily assets for assets in excess of $1 billion, with a minimum annual fee of $150,000 plus reasonable out-of-pocket expenses.

23

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (Unaudited)

C. Transactions in shares of the Funds for the period ended April 30, 2014 and year ended October 31, 2013 were as follows:

	Ultra Short Mortgage Fund		Ultra Short Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Share transactions:
Sale of shares	221,121	2,083,790	15,508	—
Shares issued to stockholders in reinvestment of dividends	38,701	96,969	232	451
Shares repurchased	(3,246,376)	(18,454,695)	(9,344)	(3,069)
Net (decrease)	(2,986,554)	(16,273,936)	6,396	(2,618)
Shares Outstanding
Beginning of year	37,290,722	53,564,658	1,384,422	1,387,040
End of year	34,304,168	37,290,722	1,390,818	1,384,422

	Short U.S. Government Fund		Intermediate Mortgage Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Share transactions:
Sale of shares	1,100	2,658	—	4
Shares issued to stockholders in reinvestment of dividends	1,919	3,898	191	305
Shares repurchased	(537,736)	(348,328)	(11,529)	(105,012)
Net (decrease)	(534,717)	(341,772)	(11,338)	(104,703)
Shares Outstanding
Beginning of year	2,200,235	2,542,007	5,546,730	5,651,433
End of year	1,665,518	2,200,235	5,535,392	5,546,730

	Large Cap Equity Fund
	Period Ended	Year Ended
	April 30, 2014	October 31, 2013
Share transactions Class AMF:
Sale of shares	47,700	192,410
Shares isssued due to reorganization	—	—
Shares issued to stockholders in reinvestment of dividends	479,089	299,468
Shares repurchased	(336,864)	(1,179,879)
In-kind shares repurchased	(3,327,639)	—
Net increase	(3,137,714)	(688,001)
Shares Outstanding
Beginning of year	8,066,349	8,754,350
End of year	4,928,635	8,066,349

Share transactions Class H:
Sale of shares	129,443	60,795
Shares issued due to reorganization	—	—
Shares issued to stockholders in reinvestment of dividends	40,392	22,660
Shares repurchased	(72,241)	(34,136)
Net increase	97,594	49,319
Shares Outstanding
Beginning of period	518,343	469,024
End of year	615,937	518,343

24

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (Unaudited)

REDEMPTION-IN-KIND

For the six months ended April 30, 2014, the Large Cap Equity Fund effected a redemption-in-kind as follows:

Fund	Quantity of Redemptions In-Kind Processed	Cost of Shares Redeemed In-Kind	Realized Gains from Redemptions In-Kind
Large Cap Equity Fund	1	$35,872,025	$17,571,887

D. For the six months ended April 30, 2014, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra Short		Short U.S.	Intermediate	Large Cap
	Mortgage	Ultra Short	Government	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund
Purchases	$—	$—	$—	$—	$ 2,910,714
Sales	—	—	—	—	40,099,464

For the six months ended April 30, 2014, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra Short		Short U.S.	Intermediate
	Mortgage	Ultra Short	Government	Mortgage
	Fund	Fund	Fund	Fund
Purchases	$ 7,794,312	$1,075,560	$1,955,394	$2,495,703
Sales	18,465,384	404,025	5,245,227	1,535,637

E. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2013, and 2012 were as follows:

	Distributions paid from	Total Taxable	Total Distributions
2013	Ordinary Income	Distributions	Paid*
Ultra Short Mortgage Fund	$5,656,633	$5,656,633	$5,656,633
Ultra Short Fund	69,829	69,829	69,829
Short U.S. Government Fund	384,438	384,438	384,438
Intermediate Mortgage Fund	417,732	417,732	417,732

	Distributions paid from	Total Taxable	Total Distributions
2012	Ordinary Income	Distributions	Paid*
Ultra Short Mortgage Fund	$7,779,865	$7,779,865	$7,779,865
Ultra Short Fund	86,828	86,828	86,828
Short U.S. Government Fund	467,341	467,341	467,341
Intermediate Mortgage Fund	528,284	528,284	528,284

* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2013 and 2012 for the Large Cap Equity Fund were as follows:

	Distributions paid from	Net Long	Tax Return	Total Distributions
2013	Ordinary Income	Term Gains	of Capital	Paid
Large Cap Equity Fund	$1,075,179	$2,847,836	$—	$3,923,015

	Distributions paid from	Net Long	Tax Return	Total Distributions
2012	Ordinary Income	Term Gains	of Capital	Paid
Large Cap Equity Fund	$1,131,987	$1,746,753	$—	$2,878,740

25

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (Unaudited)

At April 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax		Net Unrealized
		Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$246,756,802	$ 5,118,012	$(217,879)	4,900,133
AMF Ultra Short Fund	7,074,802	92,513	(10,073)	82,440
AMF Short U.S. Government Fund	14,986,252	166,097	(86,207)	79,890
AMF Intermediate Mortgage Fund	24,217,703	116,002	(222,168)	(106,166)
AMF Large Cap Equity Fund	34,442,546	27,730,946	(675,233)	27,055,713

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed					Total
	Undistributed	Long Term			Accumulated	Unrealized	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Capital and	Appreciation/	Earnings
	Income	Gains	Earnings	Payable	Other Losses	(Depreciation)	(Deficit)
Ultra Short Mortgage Fund	$286,597	$ —	$ 286,597	$(308,778)	$ (324,855,436)	$ 5,422,772	$ (319,454,845)
Ultra Short Fund	4,055	—	4,055	(5,358)	(26,735,853)	87,220	(26,649,936)
Short U.S. Government Fund	16,426	—	16,426	(21,484)	(7,632,952)	148,550	(7,489,460)
Intermediate Mortgage Fund	18,274	—	18,274	(20,426)	(51,200,919)	(8,010)	(51,211,081)
Large Cap Equity Fund	168,940	6,206,852	6,375,792	—	—	40,794,651	47,170,443

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

At October 31, 2013, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount		Expires	Amount		Expires
Ultra Short Mortgage Fund	$ 13,969,341		2014	$ 290,225,068		2018
Ultra Short Mortgage Fund	1,808,482		2015	2,013,187		2019
Ultra Short Mortgage Fund	7,491,105		2016
Ultra Short Mortgage Fund	9,348,253		2017
Ultra Short Fund	1,784,218	*	2014	20,036,732	*	2018
Ultra Short Fund	1,128,003	*	2015	27,453	*	2019
Ultra Short Fund	3,451,774	*	2016
Ultra Short Fund	307,673	*	2017
Short U.S. Government Fund	880,563	*	2014	5,140,920	*	2018
Short U.S. Government Fund	357,577	*	2015
Short U.S. Government Fund	1,071,031	*	2016
Intermediate Mortgage Fund	2,863,116	*	2014	38,873,400	*	2018
Intermediate Mortgage Fund	1,013,863	*	2015	351,065		2019
Intermediate Mortgage Fund	2,299,353	*	2016
Intermediate Mortgage Fund	5,641,899	*	2017

*  A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

During the fiscal year ended October 31, 2013, Ultra Short Mortgage Fund, Ultra Short Fund, Intermediate Mortgage Fund and Short U.S. Government Fund had net capital loss carry-forward amounts expire of 18,592,703, 1,402,014, 1,821,864 and 1,805,629 respectively.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012 with an expiration

26

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2014 (Unaudited)

date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:
Fund	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short U.S. Government Fund	$182,861	$—
Intermediate Mortgage Fund	158,223	—
* A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

F. SHAREHOLDER CONCENTRATION

At April 30, 2014, the Ultra Short Fund, Short U.S. Government Fund and Intermediate Fund have a concentrated number of shareholders invested in the Funds. Investment activities of these concentrated investors could have a material effect on the Funds.

G. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On January 29th, 2014 the Board of Trustees of the Trust appointed Cohen Fund Audit Services as principal accountants for each Fund in the Trust for the fiscal year ending October 31, 2014.

The audit reports of PricewaterhouseCoopers LLP on the financial statements as of and for the fiscal years ended October 31, 2013 and October 31, 2012 for each Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended October 31, 2013 and October 31, 2012 and through the period November 1, 2013 through January 30, 2014 for each Fund there were no (1) disagreements with PricewaterhouseCoopers LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

H. LEGAL PROCEEDINGS

On December 28, 2010, West Texas National Bank (“WTNB”) commenced a FINRA arbitration proceeding against Shay Financial Services, Inc. (“Shay Financial”). WTNB alleges violation of state securities laws, negligent misrepresentation, breach of fiduciary duty, and other theories, and seeks damages of approximately $27.6 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, Claimant seeks rescission for the purchase price of approximately $101 million paid for the original securities. In addition, WTNB seeks punitive damages, interest, costs and attorneys fees.

On November 11, 2011, Town North Bank, N.A. (“TNB”) commenced a civil action in the U.S. District Court, Northern District of Texas, against Shay Financial. TNB alleges violations of federal securities law, fraud, and breach of fiduciary duty, and seeks approximately $64 million in damages from Shay Financial relating to alleged losses from investments in certain mortgage-backed securities and collateralized debt obligations. TNB also seeks punitive damages, interest, costs and attorneys fees.

There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets Management, Inc., Asset Management Fund, Shay Financial Services Inc., Rodger D. Shay and/or Rodger D. Shay, Jr. The Adviser, Distributor and Funds are unable to predict the potential range of monetary exposure, if any, but believe that claims asserted in each of the above-captioned actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Adviser, the Distributor and the Funds.

I. SUBSEQUENT EVENTS

The Funds have evaluated events from April 30, 2014 through the date that these financial statements were issued. There are no additional subsequent events to report that would have a material impact on the Funds’ financial statements.

27

ASSET MANAGEMENT FUND ADDITIONAL INFORMATION April 30, 2014 (Unaudited)

Disclosure regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at an in-person meeting on January 29-30, 2014. In considering renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser and the Administrator to the Trust, Beacon Hill Fund Services, Inc., provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Investment Adviser, Administrator and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreement for each Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under each Investment Advisory Agreement. The Board reviewed the experience and skills of senior management and the investment management teams. The Board also considered the Investment Adviser’s ability to manage investments that meet the specialized needs of the shareholders of the Funds. The Board also considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the oversight provided by the Investment Adviser with respect to valuation of portfolio securities.

The Board reviewed each Fund’s investment performance for the one-, three-, five- and ten-year periods ended October 31, 2013 and compared this information to the performance of a peer universe of funds in the same Morningstar category and to the performance of each Fund’s respective benchmark index based on information and data provided by the Trust’s Administrator. The Board noted that actual performance comparisons for the Ultra Short Fund, the Ultra Short Mortgage Fund, the Short U.S. Government Fund and the Intermediate Mortgage Fund were positively affected for certain periods as a result of litigation proceeds received by the Funds in 2013. Therefore, the Board also reviewed performance information for these Funds without the effect of the litigation proceeds. The Board considered whether investment results were consistent with a Fund’s investment objective and policies and noted that the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer universe of funds for the most part are not subject to such limitations.

With respect to the performance of the fixed income Funds, the Board noted that each Fund, except the Intermediate Mortgage Fund, performed better than or comparable to its peer universe for the one- and three-year periods ended October 31, 2013 after including the effect of the litigation proceeds, but generally underperformed the peer universe over the same periods without the litigation proceeds. The Board noted that the Intermediate Mortgage Fund underperformed its peer universe over the one- and three-year periods ended October 31, 2013 both with and without the litigation proceeds. The Board discussed with the Investment Adviser the circumstances contributing to the Intermediate Mortgage Fund’s underperformance over the one-and three-year periods ended October 31, 2013 and noted the Investment Adviser’s statements that it had shortened the Fund’s duration in anticipation of rising interest rates. Because they were early in this move, relative performance was negatively impacted in the short-term against peers with longer durations, but is now improving as interest rates have begun to rise. The Investment Adviser also reviewed with the Board the fixed income Funds’ performance for the periods ended December 31,

28

ASSET MANAGEMENT FUND ADDITIONAL INFORMATION (continued) April 30, 2014 (Unaudited)

2013, noting generally improved relative performance. Over the longer term periods, the Board noted that the Funds generally underperformed their respective peer universes. In evaluating the longer-term performance for each Fund, the Board considered the extraordinary market circumstances that began in 2008 and their disproportionate affect on the Funds. In particular the Board considered that the longer-term underperformance of the Funds was the result of the Funds’ holdings in private label mortgage-backed securities whose value and liquidity were more severely impacted by market conditions. The Board also took into account the Investment Adviser’s adherence to its investment style, the nature of the securities held by the Funds and the analysis necessary to manage the portfolios in light of challenging market conditions and the Investment Adviser’s knowledge with respect to the types of securities held by the Funds. The Board also considered the increased efforts and resources that were necessary to manage valuation, liquidity and other challenges presented by market conditions in effect during the longer-term periods, as well the additional efforts and resources necessary to respond to increased shareholder requests.

With respect to the Large Cap Equity Fund, the Board noted that the Fund underperformed relative to its peer universe for the one-, five and ten-year periods ended October 31, 2013 and outperformed relative to its peer universe for the three-year period ended October 31, 2013. The Board discussed with the Investment Adviser the circumstances contributing to the Fund’s relative underperformance as of October 31, 2013, noting that the Fund employs a relatively conservative investment strategy that typically results in better relative performance in a down market, with lower relative returns during an upside market. The Board considered that the Fund had positive absolute performance in each period; that the Fund continued to maintain a three-star Morningstar ranking as of October 31, 2013; and that at earlier points in the year the Fund compared more favorably to its peers over each of the one-, three-, five- and ten-year periods.

On the basis of this evaluation and its ongoing review of investment results, the Board concluded that it was in the best interests of the Funds to renew the Investment Advisory Agreements.

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morningstar data comparing each Fund’s contractual and actual investment advisory fees and actual total expense ratio to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in the peer universe. The information provided to the Board showed that each Fund’s contractual and actual investment advisory fees, with the exception of the Ultra Short Fund and Ultra Short Mortgage Fund, were below the average and the median of the Morningstar peer group. Although above the average and the median, the Board concluded that the contractual advisory fees for Ultra Short Fund and Ultra Short Mortgage Fund are within a reasonable range, and that after waivers, actual advisory fees are below that of the peer group average and median for the Ultra Short Mortgage Fund and below the peer group average for the Ultra Short Fund. The information provided to the Board showed that, each Fund’s actual total expense ratio, with the exception of the Intermediate Mortgage Fund and the Large Cap Equity Fund, taking into account fee waivers, was within the 4th quartile of the Morningstar peer group. The information also showed that the Intermediate Mortgage Fund’s and the Large Cap Equity Fund’s actual total expense ratios, taking into account fee waivers, were within the 3rd quartile of the applicable Morningstar peer groups. The Board noted that the higher total expense ratios for the Funds could be attributed to the declining assets of the Funds. The Board also considered information provided by the Administrator indicating that many peer funds do not charge a Rule 12b-1 fee, which impacts the rankings of the Funds’ total expense ratios, which include Rule 12b-1 fees, in their respective peer groups. The Board received information on fee waivers and/or reimbursements and noted that the Ultra Short Fund, the Ultra Short Mortgage Fund, the Short U.S. Government Fund and the Intermediate Mortgage Fund are currently benefiting from fee waivers. The Board noted that historically the Investment Adviser has voluntarily waived fees consistent with the current voluntary waiver levels, and the Investment Adviser indicated its current intention to continue such voluntary waivers with respect to the fixed income Funds. In addition, the Board took into consideration the contractual limitation on expenses contained in the Investment Advisory Agreement for the Short U.S. Government Fund and the Intermediate Mortgage Fund. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

Profitability. The Board considered certain financial information related to the costs and profitability to the Investment Adviser of the Investment Advisory Agreements with the Funds. The Board also received the financial statements of the Investment Adviser. Based upon the information provided, the Board concluded that the profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that, given the size of the Ultra Short Fund, breakpoints were not necessary at this time. The Board also considered whether the

29

ASSET MANAGEMENT FUND ADDITIONAL INFORMATION (continued) April 30, 2014 (Unaudited)

investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor and noted that the Distributor reported that it had expended assets greater than its 12b-1 revenues on distribution services provided to the Trust during the fiscal year ended October 31, 2013. The Board considered the advantage that the Distributor’s knowledge of its clients’ circumstances offers the Funds, and the increased shareholder services being provided under current market conditions. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Investment Advisory Agreements is in the best interest of each Fund.

30

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2014 (Unaudited)

A. SECURITY ALLOCATION
ULTRA SHORT MORTGAGE FUND
Percentage of
Security Allocation	Net Assets
Adjustable Rate Mortgage-Related Securities	93.2%
Fixed Rate Mortgage-Related Securities	4.5%
U.S. Government Agency Securities	0.0%
U.S. Government Obligations	0.0%
Investment Companies	0.0%
Repurchase Agreements	2.2%
Certificates of Deposit	0.0%
Total	99.9%

ULTRA SHORT FUND
Percentage of
Security Allocation	Net Assets
Adjustable Rate Mortgage-Related Securities	96.9%
Fixed Rate Mortgage-Related Securities	0.0%
Investment Companies	2.8%
U.S. Government Obligations	0.0%
Repurchase Agreements	0.0%
Total	99.7%

SHORT U.S. GOVERNMENT FUND
Percentage of
Security Allocation	Net Assets
Adjustable Rate Mortgage-Related Securities	81.3%
Fixed Rate Mortgage-Related Securities	16.1%
U.S. Government Agency Securities	0.0%
U.S. Government Obligations	0.0%
Investment Companies	2.4%
Repurchase Agreements	0.0%
Total	99.8%

INTERMEDIATE MORTGAGE FUND
Percentage of
Security Allocation	Net Assets
Adjustable Rate Mortgage-Related Securities	32.1%
Fixed Rate Mortgage-Related Securities	49.9%
U.S. Government Agency Securities	0.0%
U.S. Government Obligations	10.4%
Investment Companies	0.0%
Repurchase Agreements	7.6%
Total	100.0%

LARGE CAP EQUITY FUND
Percentage of
Security Allocation	Net Assets
Common Stocks	95.5%
Investment Companies	4.4%
Total	99.9%

31

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
April 30, 2014 (Unaudited)

B. EXPENSE COMPARISON:	ACTUAL EXPENSES
As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/01/13	04/30/14	11/01/13 - 04/30/14	11/01/13 - 04/30/14
Ultra Short Mortgage Fund		$1,000.00	$1,004.60	$4.08	0.82%
Ultra Short Fund		$1,000.00	$ 998.80	$4.81	0.97%
Short U.S Government Fund		$1,000.00	$1,001.90	$3.72	0.75%
Intermediate Mortgage Fund		$1,000.00	$1,001.00	$3.72	0.75%
Large Cap Equity Fund	Class AMF	$1,000.00	$1,077.30	$6.39	1.24%
	Class H	$1,000.00	$1,078.40	$5.62	1.09%

*     Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (181) divided by the number of days in the fiscal year (365).
**   Annualized

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each  Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/01/13	04/30/14	11/01/13 - 04/30/14	11/01/13 - 04/30/14
Ultra Short Mortgage Fund		$1,000.00	$1,020.73	$4.11	0.82%
Ultra Short Fund		$1,000.00	$1,019.98	$4.86	0.97%
Short U.S Government Fund		$1,000.00	$1,021.08	$3.76	0.75%
Intermediate Mortgage Fund		$1,000.00	$1,021.08	$3.76	0.75%
Large Cap Equity Fund	Class AMF	$1,000.00	$1,018.65	$6.21	1.24%
	Class H	$1,000.00	$1,019.39	$5.46	1.09%
*     Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (181) divided by the number of days in the fiscal year (365).
**   Annualized.

32

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
April 30, 2014 (Unaudited)

C. OTHER INFORMATION:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

33

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DISTRIBUTOR
Shay Financial Services, Inc.
1000 Brickell Avenue, Suite 500
Miami, FL 33131

INVESTMENT ADVISER
Shay Assets Management, Inc.
1000 Brickell Avenue, Suite 500
Miami, FL 33131

GOVERNANCE AND REGULATORY SERVICES
Beacon Hill Fund Services, Inc.
4041 N. High St.
Columbus, OH 43214

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

AMF-SEMI-0414

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Asset Management Fund

By (Signature and Title)

/s/ Trent M. Statczar

Trent M. Statczar
Treasurer

Date:  July 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rodger D. Shay, Jr.

Rodger D. Shay, Jr.
President

Date:  July 2, 2014

By (Signature and Title)

/s/ Trent M. Statczar

Trent M. Statczar
Treasurer

Date:  July 2, 2014